SCHEDULE OF INVESTMENTS (000)*

June 30, 2020 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK

China — 3.0%

Baidu Inc. ADR[1]	15,071	$1,807

France — 1.4%

Airbus SE1	9,728	697

Carrefour SA	7,324	114

		811

Germany — 11.5%

BASF SE	33,390	1,875

Bayer AG	16,139	1,196

Infineon Technologies AG	59,556	1,396

Linde PLC	3,794	805

Siemens AG	13,245	1,562

		6,834

Italy — 3.6%

UniCredit SpA[1]	228,932	2,113

Japan — 6.3%

Fanuc Corp.	8,200	1,470

Murata Manufacturing Co. Ltd.	10,100	595

Takeda Pharmaceutical Co. Ltd.	45,800	1,646

		3,711

Netherlands — 3.3%

Akzo Nobel NV	10,392	934

ING Groep NV1	143,804	1,002

		1,936

South Korea — 3.1%

Samsung Electronics Co. Ltd.	41,011	1,816

Spain — 1.2%

Banco Bilbao Vizcaya Argentaria S.A.	211,966	730

Switzerland — 8.1%

ABB Ltd.	78,714	1,785

Cie Financiere Richemont SA	18,669	1,204

Novartis AG	20,877	1,819

		4,808

United Kingdom — 10.4%

AstraZeneca PLC	5,670	590

Barclays PLC	763,183	1,077

British American Tobacco PLC	42,110	1,615

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SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2020 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United Kingdom — (continued)

International Consolidated Airlines Group S.A.	197,188	$544

Micro Focus International PLC	81,390	434

Rolls-Royce Group PLC[1]	281,694	994

Vodafone Group PLC	564,200	897

		6,151

United States — 40.5%

Ashland Global Holdings Inc.	23,440	1,620

Broadcom Inc.	3,500	1,105

Citigroup Inc.	32,864	1,679

Essent Group Ltd.	16,000	580

Exelon Corp.	16,400	595

FedEx Corp.	9,786	1,372

Freeport-McMoRan Inc.	54,200	627

General Electric Co.	213,692	1,460

Genpact Ltd.	16,500	602

Jones Lang LaSalle Inc.[1]	8,128	841

Leidos Holdings Inc.	16,224	1,520

Merck & Co. Inc.	11,235	869

Microsoft Corp.	6,380	1,298

Moelis & Co., Class A	17,032	531

Oracle Corp.	28,822	1,593

Reinsurance Group of America Inc., Class A	15,900	1,247

Sabre Corp.	137,595	1,109

Spirit AeroSystems Holdings Inc., Class A	42,083	1,007

SYNNEX Corp.	15,594	1,868

ViacomCBS Inc., Class B	40,329	940

Walt Disney Co.	7,200	803

Wells Fargo & Co.	27,710	710

		23,976

Total Common Stock

(Cost $62,496) — 92.4%		54,693

PREFERRED STOCK

Germany — 4.0%

Volkswagen AG‡	15,454	2,349

Total Preferred Stock

(Cost $2,334) — 4.0%		2,349

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SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2020 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 0.090% **	1,631,964	$1,632

Total Short-Term Investment

(Cost $ 1,632) — 2.8%		1,632

Total Investments — 99.2%

(Cost $ 66,462)		58,674

Other Assets in Excess of Liabilities — 0.8%		483

Net Assets — 100.0%		$59,157

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2020.
‡	There is currently no rate available.
1	Non-income producing security.

ADR	American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$1,807	$—	$—	$1,807
France	—	811	—	811
Germany	805	6,029	—	6,834
Italy	—	2,113	—	2,113
Japan	—	3,711	—	3,711
Netherlands	—	1,936	—	1,936
South Korea	—	1,816	—	1,816
Spain	—	730	—	730
Switzerland	—	4,808	—	4,808
United Kingdom	—	6,151	—	6,151
United States	23,976	—	—	23,976

Total Common Stock	26,588	28,105	—	54,693

Preferred Stock	—	2,349	—	2,349

Short-Term Investment	1,632	—	—	1,632

Total Investments in Securities	$28,220	$30,454	$—	$58,674

For the period ended June 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-2500

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